Share capital - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 26, 2025	Jul. 04, 2025	Dec. 31, 2025
Share capital
Issuance cost			$ 510
Issuance of shares (in shares)			12,200,915
Proceeds from issuance of stock in private placement			$ 25,339
ADS
Share capital
Authorized for purchase of share	$ 50
Period in force	12 months
Class A ordinary shares
Share capital
Number of treasury shares reissued			822,070
Issuance of shares (in shares)		12,200,915
Issue price		$ 2.09
Proceeds from issuance of stock in private placement		$ 25,500
Net of cost		$ 161